Related party transactions - Analysis of Related Party Payable Balances (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2019	Dec. 31, 2017
Related Party Transaction [Line Items]
Total related party liabilities	$ 261		$ 258
Amounts due to related parties - current	(39)		(19)
Long-term debt due to related parties	(222)		(239)
Debt principal outstanding	655		621
Related party loans payable
Related Party Transaction [Line Items]
Total related party liabilities	222		239
Trading balances
Related Party Transaction [Line Items]
Total related party liabilities	39		$ 19
Ship Finance VIEs | Related party loans payable
Related Party Transaction [Line Items]
Interest rate on related party payable			4.50%
Interest expense on related party payable	7	$ 7	$ 14	$ 15
Variable Interest Entity, primary beneficiary
Related Party Transaction [Line Items]
Long-term debt due to related parties	222		239
Debt principal outstanding	314		314
Trading asset positions held against long-term loan	$ 4		$ 0